Comprehensive Income (Loss)	12 Months Ended
Jul. 31, 2011
Comprehensive Income (Loss)
Comprehensive Income (Loss)

Note 10. Comprehensive Income (Loss)

The following table reconciles net income (loss) to comprehensive income (loss) (in millions):

	Successor	Predecessor
	Three Months Ended
	July 31, 2011	August 1, 2010
Net income (loss)	$(27.6)	$59.4

Other comprehensive income (loss):
Foreign currency translation adjustments	(0.1)	(0.3)
Pension and other postretirement employee benefit adjustments	(4.4)	—
Income on cash flow hedging instruments, net of tax	—	0.2

Total other comprehensive income (loss)	(4.5)	(0.1)

Comprehensive income (loss)	$(32.1)	$59.3